Income Tax Expense (Tables)	12 Months Ended
Aug. 31, 2024
Income Tax Expense [Abstract]
Schedule of Income Tax Expense	Income tax expense consisted of the following:
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense:
PRC	57,851	53,242	27,266
Hong Kong	29,923	19,193	9,550
US	2,455	450	-
Canada	44	-	-
Vietnam	-	-	1
Singapore	-	-	22
Deferred income tax (benefit) expense:
PRC	(1,024)	19,531	(994)
Canada	67	(261)	90
US	(28)	8,050	(3,027)
UK	(34,145)	83,003	-
Total income tax expense:	55,143	183,208	32,908

Schedule of Deferred Tax Assets and Liabilities	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:
	As of August 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	181,103	229,442
Less: valuation allowance	(179,459)	(227,522)
Total deferred tax assets	1,644	1,920
Deferred tax liabilities:
Intangible assets	14,555	10,974
Withholding tax	20,200	20,200
Total deferred tax liabilities	34,755	31,174

Schedule of Movement in Valuation Allowance	Movement in valuation allowance is as follows:
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning balance	81,555	84,053	179,459
Additions	10,289	173,366	58,846
Decrease from disposal of subsidiaries	-	(8,244)	(74)
Reversal	(7,791)	(38,515)	(10,360)
Expired	-	(31,201)	(349)
Ending balance	84,053	179,459	227,522

Schedule of Reconciliation Between Provision for Income Taxes	Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in year 2022, 2023 and 2024 to income before income taxes and the actual provision for income tax were as follows:
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Net loss before provision for income tax and share of equity in loss of unconsolidated affiliates after elimination adjustment	(631,687)	(175,317)	(828,286)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(157,922)	(43,829)	(207,072)
Effect of expenses that are not deductible in determining taxable profit*	181,109	95,560	206,468
Unrecognized tax losses	10,289	173,366	58,846
Utilization of tax losses previously not recognized	(7,791)	(38,515)	(10,360)
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	7,223	(29,061)	(4,941)
Withholding tax expense**	25,000	20,200	-
Impact of change in tax rate in UK	-	2,797	-
Others	(2,765)	2,690	(10,033)
Income tax expense recognized in profit or loss	55,143	183,208	32,908
Note*:	Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from Overseas Schools.
Note**:	The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of August 31, 2022, the Group has recorded RMB 25,000 for dividend withholding tax at rate of 10% related to the distributed earnings of Zhuhai Bright Scholar to its immediate holding company Time Education China Holdings Limited located in Hong Kong. As of August 31, 2023, the Group expects to distribute a portion of the earnings (RMB 202,000) of Zhuhai Bright Scholar to Time Education China Holdings Limited, and hence accrued a withholding tax of RMB 20,200 at rate of 10% at the year end. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.